Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling And Marketing Expenses
Payroll and related expenses	$ 2,801	$ 1,567	$ 695
Share-based payment	123	573	771
Professional fees	1,118	823	741
Marketing	699	490	353
Other	801	598	332
Total	$ 5,542	$ 4,051	$ 2,892